CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Related party revenues	¥ 4,738,106	¥ 3,928,088	¥ 2,339,013
Other comprehensive income/ (loss)	¥ 0	¥ 0	¥ 0